EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF SHARE BASED PAYMENTS EXPENSE

The following table provides the details of the share-based payments expense during the year ended December 31, 2023, 2022, and 2021:

	For the Year Ended
	December 31, 2023		December 31, 2022		December 31, 2021
Employees and directors share-based payments	$1,360,000	(a)	$-		$2,950,000	(a)(c)
Shares issued for services	$204,000	(a)	$23,100	(a)	$187,000	(a)
	$1,564,000		$23,100		$3,137,000

SUMMARY OF STOCK OPTION ACTIVITY

Stock option activity for the year ended December 31, 2023, 2022 and 2021 is summarized as follows:

			Weighted Average Remaining
	Options	Weighted Average	Contractual Life	Aggregated Intrinsic
	Outstanding *	Exercise Price*	(Year)	Value
Outstanding at January 1, 2021	32,635	$24.0	2.6	$143,587
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(2,867)	$24.0	-	-
Outstanding at December 31, 2021	29,768	$24.0	1.6	$714,400
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(1,518)	$24.0	-	-
Outstanding at December 31, 2022	28,250	$24.0	0.6	-
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(400)	$24.0	-	$-
Expired	(27,850)	$24.0	-	$-
Outstanding at December 31, 2023	-	-	-	-

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE

	2022
	Number of
	Options
	Outstanding	Exercise	Expiration
	and Exercisable *	Price*	Date
July 2020 stock options to consultants	5,737	$26.4	07/09/2023
Total	5,737

As of December 31, 2023, there was no stock options outstanding.

*	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.